Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 7,247	$ 17,411
Finished goods	179,673	414,480
Total inventory	186,920	431,891
Write-off of inventory	$ 85,000	$ 42,000	$ 282,000